Fresh Start Accounting - Reorganization Adjustments, Other Current Assets (Details) - Reorganization Adjustments $ in Millions	Feb. 22, 2022 USD ($)
Reorganization, Chapter 11 [Line Items]
Expense of Predecessor Directors & Officers insurance policy	$ (17)
Expense of the Commitment Premium and other capitalized debt issuance costs	(24)
Recognition of the right-of-use asset associated with the modified West Linus bareboat lease	24
Change in other current assets	(17)
Lease modification expense	$ 175